Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts [Member]
Balance at beginning of year		$ 235	$ 235
Additions charged (credited) to costs and expenses		6	115
Additions charged to other accounts
Deductions (recoveries)	[1]	4	115
Balance at end of year		237	235
Valuation Allowance of Deferred Tax Assets [Member]
Balance at beginning of year		1,453	1,651
Additions charged (credited) to costs and expenses	[2]	(140)	(198)
Additions charged to other accounts
Deductions (recoveries)
Balance at end of year		$ 1,313	$ 1,453

[1]	Accounts receivable written-off as uncollectible, net of recoveries.
[2]	Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.